DEBT - OUTSTANDING DEBT (Details) - USD ($) $ in Millions	Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
Debt
Debt issuance costs	$ 12
Total debt-excluding debt to affiliates	751		$ 129
Less: short-term debt and current portion of long-term debt	4	[1]	10	[1],[2]	$ 9	[2]
Total long-term debt—excluding debt to affiliates	747		119
Notes payable to affiliates			882		1,023
Total debt	747		1,001
Consolidated VIE's
Debt
Total debt-excluding debt to affiliates	2		2
Less: short-term debt and current portion of long-term debt	2		2		$ 1
Term loan facility
Debt
Total debt-excluding debt to affiliates	368
Senior notes
Debt
Total debt-excluding debt to affiliates	370
Amounts outstanding under A/R programs
Debt
Total debt-excluding debt to affiliates			106
Other
Debt
Total debt-excluding debt to affiliates	$ 11		$ 21

[1]	At September?30, 2017 and December?31, 2016, $6 and $4 of cash and cash equivalents, $7 and $6 of accounts receivable, (net), $1 each of inventories, $4 each of property, plant and equipment, (net), $18 and $20 of intangible assets, (net), $1 each of accounts payable, $3 and $4 of accrued liabilities, and $2 each of current portion of debt, respectively, from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note?5. Variable Interest Entities."
[2]	At December?31, 2016 and 2015, respectively, $4 and $7 of cash and cash equivalents, $6 and $4 of accounts receivable (net), $1 each of inventories, $4 and $5 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $1 each of accounts payable, $4 and $3 of accrued liabilities, and $2 and $1 of current portion of debt from consolidated variable interest entities are included in the respective balance sheet captions above. See note ?7. Variable Interest Entities.?